CONVERTIBLE DEBT (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 22, 2015 USD ($) $ / shares shares	Feb. 14, 2017 USD ($)	Oct. 31, 2015 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 $ / shares shares	Jun. 30, 2014 $ / shares shares
Exercise price (in dollars per share) | $ / shares						$ 0.75		$ 0.73	$ 0.25
Risk-free interest rate						1.25%
Expected dividend yield						0.00%
Volatility rate						88.63%
Expected life						2 years 6 months
Number of common shares purchased | shares	20,609,086				20,609,086	22,733,685		28,260,666	1,064,140
Lind Partners Asset Management IV, LLC [Member] | Tranche One [Member] | Warrant [Member]
Number of common stock purchased | shares	890,670				890,670
Warrant term					36 months
Risk-free interest rate					1.30%
Expected dividend yield					0.00%
Volatility rate					81.00%
Expected life					3 years
Change in financial instrument fair value					$ 234
Lind Partners Asset Management IV, LLC [Member] | Tranche One [Member] | Warrant [Member] | Canada
Exercise price (in dollars per share) | $ / shares	$ 0.90				$ 0.90
Lind Asset Management IV, LLC [Member] | Warrants [Member]
Risk-free interest rate						1.30%
Expected dividend yield						0.00%
Volatility rate						86.58%
Expected life						3 years
Fair value of liabilities						$ 620
Secured Convertible Security [Member]
Description of convenent

Includes a financial covenant defining an event of default as all present and future liabilities of the Company or any of its subsidiaries, exclusive of related party loans, for an amount or amounts exceeding $2,000, and which have not been satisfied on time or within 90 days of invoice, or have become prematurely payable as a result of its default or breach.

The Convertible Security contains financial and non-financial covenants customary for a facility of this size and nature, and includes a financial covenant defining an event of default as all present and future liabilities of the Company or any of its subsidiaries, exclusive of related party loans, for an amount or amounts exceeding $2,000, and which have not been satisfied on time or within 90 days of invoice, or have become prematurely payable as a result of its default or breach. The Company was in compliance as of March 31, 2017.

Description of conversion price

A conversion price equal to 85% of the volume weighted average trading price of the Common Shares (in Canadian dollars) on the TSX for the five consecutive trading days immediately prior to the date on which the Lind provides the Company with notice of its intention to convert an amount of the Convertible Security from time to time.

Debt conversion amount					$ 1,850
Number of shares issued upon debt conversion | shares					3,999,045
Transaction cost		$ 214
Percentage of closing fees		0.03
Secured Convertible Security [Member] | Lind Partners Asset Management IV, LLC [Member]
Additional debt drawdown					$ 1,000
Secured Convertible Security [Member] | Lind Partners Asset Management IV, LLC [Member] | Tranche One [Member]
Additional debt drawdown	$ 1,200		$ 1,000
Maturity date of the first tranche			Mar. 31, 2019
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member]
Transaction cost		$ 135
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member] | Definitive Convertible Security Funding Agreement [Member]
Description of conversion price

Convertible into Common Shares of the Company at a conversion price equal to 85% of the volume weighted average trading price of the Common Shares on the TSX (in Canadian dollars) for the five (5) consecutive trading days immediately prior to the date on which Lind provides the Company with notice of its intention to convert an amount of the Convertible Security from time to time.

Interest rate		10.00%
Debt term		2 years
Principal amount		$ 4,500
Initial face value		$ 5,400
Description of interest rate		Yield of the Convertible Security (if held, unconverted, to maturity) will be 10% per annum, or $900.
Additional funding		$ 1,000
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member] | Definitive Convertible Security Funding Agreement [Member] | Warrants [Member]
Number of common shares purchased | shares		3,125,000
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member] | Canada | Definitive Convertible Security Funding Agreement [Member] | Warrants [Member]
Exercise price (in dollars per share) | $ / shares		$ 0.72
Unsecured Convertible Promissory Notes [Member]
Principal amount				$ 393			$ 800
Unsecured Convertible Promissory Notes [Member] | Non-Brokered Private Placement [Member]
Interest rate				8.00%
Debt term				3 years
Description of payment				Payable quarterly in arrears.
Transaction cost						$ 47
Principal amount				$ 800
Unsecured Convertible Promissory Notes [Member] | Canada | Non-Brokered Private Placement [Member]
Conversion price (in dollars per share) | $ / shares				$ 0.97